BT INVESTMENT FUNDS
INTERNATIONAL EQUITY FUND


SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1997

Under the section entitled "Management of the Trust and Portfolio," beginning on page 17, the first two paragraphs under "Investment Adviser" have been replaced as follows:

"The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust as investment adviser. Mr. Michael Levy, Manager Director of Bankers Trust Global Investment Management, has been a manager of the Portfolio since joining Bankers Trust in March, 1993 and has been its primary manager since 1995. He also heads the international equity team, which is responsible for the day to day management of the Portfolio. Since joining Bankers Trust, Mr. Levy has been the head of this team and International Equity Strategist. The international equity team has provided input into the management of the Portfolio since the Portfolio's commencement of operations. Prior to joining Bankers Trust, Mr. Levy was an investment bankers and an equity analyst with Oppenheimer & Company. He has twenty-six years of business experience, of which fifteen years have been in the investment industry.

Robert Reiner, Vice President of Bankers Trust Global Investment Management, has been a manager of the Portfolio since joining Bankers Trust in 1994 and its co-manager since 1995. At Bankers Trust, he has been responsible for managing global portfolios and developing analytical and investment tools for the group's global equity team. His primary focus has been on Japanese and European markets. Prior to joining Bankers Trust, he was an equity analyst and also provided macroeconomic coverage for Scudder, Stevens & Clark. He previously served as Senior Analyst at Sanford C. Bernstein & Co. and was instrumental in the development of Bernstein's International Value Fund. Mr. Reiner spent more than nine years at standard & Poor's Corporation, where he was a member of its international ratings group. His tenure include managing the day to day operations of Standard & Poor's Corporation Tokyo office for three years."

Under the section entitled "Additional Information," beginning on page 22, the third paragraph under "Options on Foreign Currencies" has been replaced as follows:

"As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. In some circumstances, the Portfolio's ability to terminate over-the-counter options ("OTC Options") may be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not covered by the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement required a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula."

Under the section entitled "Additional Information," beginning on page 23, the first paragraph under "Options on Foreign Stock Indices" has been replaced as follows:
"The Portfolio may purchase and write put and call options on foreign stock indices listed on domestic and foreign stock exchanges. The portfolio may also purchase and write OTC Options on foreign stock indices. These OTC Options would be subject to the same liquidity and credit risks noted above with respect to OTC Options on foreign currencies. A stock index fluctuates with changes in the market values of the stocks included in the index.

OTC Options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC Option, include such terms as method of settlement, term exercise price, premium, guaranties and security, are set by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC Option. As a result, if a Counterparty fails to make or take delivery of the security, current or other instrument underlying an OTC Option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, Bankers Trust must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be met."

                                                          February 26, 1997

EDGEWOOD SERVICES, INC.
Distributor
Cusip #055922868

BT INVESTMENT FUNDS
 INTERMEDIATE TAX FREE FUND
 GLOBAL HIGH YIELD SECURITIES FUND
 CAPITAL APPRECIATION FUND
 SMALL CAP FUND
 INTERNATIONAL EQUITY FUND
 PACIFIC BASIN EQUITY FUND
 LATIN AMERICAN EQUITY FUND


SUPPLEMENT TO PROSPECTUS DATED JANUARY 31, 1997

Under the section entitled "Securities and Investment Practices,"
"Derivatives," beginning on page 26, the first paragraph under "Options on Stock and Bond Indices" has been replaced as follows:

"Each Portfolio may purchase and write put and call options on stock or bond indices listed on domestic and foreign stock exchanges, in lieu of direct investment in the underlying securities or for hedge purposes. The International Equity Portfolio may also purchase and write over the counter options ("OTC Options") on domestic or foreign stock indices. A stock or bond index fluctuates with changes in the market value of the stock included in the index.

In some circumstances, the Portfolio's ability to terminate OTC Options may be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are not covered by the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

OTC Options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "Counterparties" and individually referred to as a "Counterparty") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC Option, including such terms as method of settlement, term exercise price, premium, guaranties and security, are set by negotiation of the parties.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC Option. As a result, if a Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with the Portfolio or fails to make a cash settlement payment due in accordance with the terms of that option, the Portfolio will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, Bankers Trust must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be met."

Under the section entitled "Management of the Trust and Portfolios," beginning on page 30, please remove the third paragraph under "Portfolio Managers."

Under the section entitled "Management of the Trust and Portfolios," beginning on page 31, the sixth and seventh paragraphs under "Portfolio Managers" have been replaced as follows:
Mr. Michael Levy, Manager Director of Bankers Trust Global Investment Management, has been a manager of the Portfolio since joining Bankers Trust in March, 1993 and has been its primary manager since 1995. He also heads the international equity team, which is responsible for the day to day management of the Portfolio. Since joining Bankers Trust, Mr. Levy has been the head of this team and International Equity Strategist. The international equity team has provided input into the management of the Portfolio since the Portfolio's commencement of operations. Prior to joining Bankers Trust, Mr. Levy was an investment bankers and an equity analyst with Oppenheimer & Company. He has twenty-six years of business experience, of which fifteen years have been in the investment industry.

Robert Reiner, Vice President of Bankers Trust Global Investment Management, has been a manager of the Portfolio since joining Bankers Trust in 1994 and its co-manager since 1995. At Bankers Trust, he has been responsible for managing global portfolios and developing analytical and investment tools for the group's global equity team. His primary focus has been on Japanese and European markets. Prior to joining Bankers Trust, he was an equity analyst and also provided macroeconomic coverage for Scudder, Stevens & Clark. He previously served as Senior Analyst at Sanford C. Bernstein & Co. and was instrumental in the development of Bernstein's International Value Fund. Mr. Reiner spent more than nine years at Standard & Poor's Corporation, where he was a member of its international ratings group. His tenure included managing the day to day operations of Standard & Poor's Corporation Tokyo office for three years."

                                                          February 26, 1997

EDGEWOOD SERVICES, INC.
Distributor
Cusip #055922868